UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21825

AARP FUNDS

(Exact name of registrant as specified in charter)

601 E. Street, N.W.

Washington, DC 20004

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Larry C. Renfro AARP Funds 650 F Street, N.W. Washington, DC 20004	Jane A. Kanter, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: (202) 434-3546

Date of fiscal year end: June 30

Date of reporting period: July 1, 2005 through June 30, 2006

Item 1. Proxy Voting Record.

AARP MONEY MARKET FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the AARP Money Market Fund was entitled to vote.

AARP CONSERVATIVE FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the AARP Conservative Fund was entitled to vote.

AARP MODERATE FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the AARP Moderate Fund was entitled to vote.

AARP AGGRESSIVE FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the AARP Aggressive Fund was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AARP FUNDS

By:	/s/ Larry C. Renfro
Larry C. Renfro
President (principal executive officer) of AARP Funds

Date:	August 23, 2006